Retirement plans (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)	Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2022	Dec 31 2021
Accrued benefit obligations:
Balance, beginning of year	$62,208	$78,810
Current service cost	2,329	3,232
Interest cost on accrued benefit obligations	2,007	1,619
Benefit payments	(5,760)	(9,188)
Settlements	—	(123)
Actuarial (gain) loss	(4,047)	(7,911)
Foreign exchange (gain) loss	(3,151)	(4,231)
Balance, end of year	53,586	62,208
Fair values of plan assets:
Balance, beginning of year	46,608	46,958
Interest income on assets	1,221	1,057
Contributions	4,457	7,528
Benefit payments	(5,760)	(9,188)
Return on plan assets	(5,173)	2
Foreign exchange gain (loss)	(3,006)	251
Balance, end of year	38,347	46,608
Unfunded status	15,239	15,600
Minimum funding requirement	—	—
Defined benefit obligation, net	$15,239	$15,600

Expense recognized in the income statement
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income for the years ended December 31, 2022 and 2021 is as follows:

For the years ended December 31	2022	2021
Net defined benefit pension plan expense:
Current service cost	$2,329	$3,232
Net interest cost	786	562
Cost of settlement	—	(123)
Total net defined benefit pension plan expense	$3,115	$3,671

Expense recognized in other comprehensive income
The Company’s current year actuarial losses, recognized in the consolidated statements of comprehensive income for the years ended December 31, 2022 and 2021, are as follows:

For the years ended December 31	2022	2021
Actuarial gain (loss)	$(726)	$7,499

Disclosure of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2022 and 2021 is as follows:

As at	Dec 31 2022	Dec 31 2021
Equity securities	20%	19%
Debt securities	49%	54%
Cash and other short-term securities	31%	27%
Total	100%	100%